Distribution of Net Revenue by Geographical Area (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting Information [Line Items]
Net Revenue	$ 945,729	$ 900,044	$ 887,612
Ireland
Segment Reporting Information [Line Items]
Net Revenue	88,869	128,790	151,618
Rest Of Europe
Segment Reporting Information [Line Items]
Net Revenue	348,492	292,567	251,104
U.S.
Segment Reporting Information [Line Items]
Net Revenue	393,957	381,196	408,561
Other
Segment Reporting Information [Line Items]
Net Revenue	$ 114,411	$ 97,491	$ 76,329